CONTINGENT LIABILITIES (Sale of Telematics Wireless Ltd.) (Details) (USD $)	1 Months Ended	0 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2007	Feb. 10, 2011	Dec. 21, 2009	Dec. 31, 2013	Oct. 31, 2011	Dec. 31, 2008	Apr. 30, 2014
Contingent Liabilities, Liens and Guarantees [Line Items]
Deposit in escrow, amount					$ 4,900,000
Sale of Telematics Wireless Ltd. [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Proceeds from sale of shareholdings	80,000,000
Adjustment Escrow Amount [Member] | Sale of Telematics Wireless Ltd. [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Deposit in escrow, amount	5,000,000
Escrow Amount [Member] | Sale of Telematics Wireless Ltd. [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Escrow deposits	7,500,000
ST Ltd. [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Purchase price adjustment, arbitrator amount		4,400,000
Escrow deposit disbursements				200,000
Escrow deposit disbursements to purchaser					4,650,000
Damages sought by purchaser			4,300,000
Damages sought by purchaser although no damages were incurred			4,300,000
Possible loss			10,300,000
ST Ltd. [Member] | Sale of Telematics Wireless Ltd. [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Purchase price adjustment, purchaser claim amount						10,000,000
Purchase price adjustment, amount recognized						3,000,000
ST Ltd. [Member] | Adjustment Escrow Amount [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Escrow deposit disbursements, including interest, to purchaser					4,400,000
Company [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Escrow deposit disbursements, including interest		572,000					4,900,000
Company [Member] | Escrow Amount [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Escrow deposit disbursements					$ 3,000,000